Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Information [Abstract]
Schedule Of Total Revenues And Long-Lived Assets By Geographic Area

	Year ended December 31,
	2010	2011	2012
Revenues from sales to customers located at:

The United States	$28,497	$33,932	$41,637
America - other	11,995	9,763	16,560
EMEA *)	44,231	57,648	57,135
China	14,180	18,497	19,871
Asia Pacific - other	45,216	47,180	53,968

	$144,119	$167,020	$189,171

*)	Europe, the Middle East and Africa.

	December 31,
	2011	2012
Long-lived assets, by geographic region:

America (principally the United States)	$1,040	$1,010
Israel	7,617	10,552
EMEA - other	777	666
Asia Pacific	1,650	1,361

	$11,084	$13,589